Share capital - Issued and outstanding (Details) - CAD ($)					3 Months Ended				12 Months Ended
	Jun. 02, 2025	Mar. 20, 2025	Feb. 24, 2025	Nov. 15, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Share capital
Issue price	$ 1.82		$ 1.1
Costs of issuing units									$ 1,668,201	$ 1,200
Number of shares issued									21,333,333	22,500,000
Proceeds from issuing shares and warrants									$ 22,000,000	$ 967,500
Exercise of warrants (in shares)									30,389,999	6,450,000
Proceeds from exercise of warrants									$ 23,431,037	$ 967,500
Exercise of options (in shares)									2,162,500	250,000
Proceeds from exercise of options									$ 557,750	$ 21,500
Brokered LIFE financing
Share capital
Number of units issued	8,000,000		13,333,333
Price per unit	$ 1.5		$ 0.75
Proceeds from issuance of units	$ 12,000,000		$ 10,000,000
Number of shares in a unit	$ 1		$ 1
Number of warrants in a unit	$ 1		$ 1
Number of shares acquired per warrant	1		1
Costs of issuing units					$ 857,178	$ 811,413
Broker fee percentage					6.00%	6.50%
Number of warrants issued to agent	320,000
Agent compensation as percentage of units issued	4.00%		5.00%
Brokered LIFE financing | Investor warrants
Share capital
Number of shares acquired per warrant	1
Issue price	$ 1.82		$ 1.1
Warrants term	3 years		3 years
Holding period of warrants	0 years		0 years
Brokered LIFE financing | Agent warrants
Share capital
Issue price	$ 1.66		$ 0.88
Warrants term	2 years 6 months		2 years 6 months
Holding period of warrants	0 years		0 years
Number of warrants issued to agent			666,666
Non-brokered private placement
Share capital
Number of units issued		15,000,000		7,500,000
Price per unit		$ 0.05		$ 0.1
Proceeds from issuance of units		$ 750,000		$ 750,000
Number of shares in a unit		$ 1		$ 1
Number of warrants in a unit		$ 1		$ 1
Number of shares acquired per warrant		1
Costs of issuing units							$ 100	$ 1,100
Non-brokered private placement | Investor warrants
Share capital
Number of shares acquired per warrant				1
Issue price		$ 0.15		$ 0.2
Warrants term		12 months		24 months
Holding period of warrants		4 months 1 day		4 months 1 day